Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Binah Capital Group, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001953984
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed to update the Registration Statement to include information contained in the registrant’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2025, and certain other information in the Registration Statement.